Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED MAY 26, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED NOVEMBER 1, 2025 OF
PUTNAM SUSTAINABLE LEADERS FUND
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam Sustainable Leaders Fund (the “fund”), has recommended, and the fund’s Board of Trustees has approved, changes to the fund’s name, investment strategies, and 80% investment policy (as defined below) (collectively, the “Repositioning”), which are subject to shareholder approval of the Management Contract Proposal (defined below). If shareholders approve the Management Contract Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about January 15, 2027 (the “Effective Date”).
The Repositioning
If shareholders approve the Management Contract Proposal, on the Effective Date, the fund’s name would change to “Putnam Mid Cap Fund,” and the fund would be repositioned from a large cap core fund to a mid cap core fund. Also on the Effective Date, the fund will revise its investment policy pursuant to Rule 35d‑1 under the Investment Company Act of 1940, as amended (the “80% investment policy”), from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The Investment Manager defines medium capitalization companies as companies of a size similar to those included in the Russell Midcap Index over the past six months. The repositioned fund will no longer focus on companies that the Investment Manager believes exhibit a commitment to financially material sustainable business practices. The changes to the fund’s investment strategies contemplated by the Repositioning will impact the risks of investing in the fund. The Proxy Statement (defined below) will contain additional information about the Repositioning. The Repositioning will not occur if shareholders do not approve the Management Contract Proposal.
The Management Contract Proposal
In addition to the Repositioning, the Investment Manager has recommended, and the Board of Trustees of the fund has approved, subject to shareholder approval, a proposed amended and restated management contract for your fund (the “New Management Contract”) that would eliminate the performance adjustment component of the fund’s management fee (the “Management Contract Proposal”). Under the fund’s current management contract, the fund pays, on a monthly basis, a base management fee plus or minus a performance adjustment. The base management fee is calculated by applying a rate to the fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of your fund and other open‑end mutual funds sponsored by the Investment Manager (including open‑end mutual funds managed by Franklin Advisers, Inc. that have been deemed to be sponsored by the Investment Manager for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets), and generally declines as the aggregate net assets increase.
The fund’s monthly base management fee is then adjusted upward or downward to reflect the strength or weakness of the fund’s performance compared to the returns of a performance index, which is the S&P 500 Index (the “performance index”), over the trailing 36 months. The fund’s management fees decline if the fund underperforms the performance index and rise if the fund outperforms. The proposed New Management Contract for the fund will eliminate the performance adjustment component of the fund’s management fee, but the base management fee calculation will remain unchanged. If the proposed New Management Contract is approved, there will be an eighteen-month transition period intended to prevent the fund from being charged higher management fees immediately following the adoption of the New Management Contract than would have been payable under the current management contract (the “Transition Period”). During the Transition Period, the fund’s management fee will be the lesser of (i) the fund’s current base management fee without the application of a performance adjustment and (ii) the fee that the fund would have paid under the current management contract after giving effect to any performance adjustment. Following the Transition Period, the removal of the performance adjustment component of the management fee could result in lower or higher management fees than would have been due under the current management contract, depending on the fund’s performance.

PUTNAM SUSTAINABLE LEADERS FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED MAY 26, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED NOVEMBER 1, 2025 OF
PUTNAM SUSTAINABLE LEADERS FUND
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam Sustainable Leaders Fund (the “fund”), has recommended, and the fund’s Board of Trustees has approved, changes to the fund’s name, investment strategies, and 80% investment policy (as defined below) (collectively, the “Repositioning”), which are subject to shareholder approval of the Management Contract Proposal (defined below). If shareholders approve the Management Contract Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about January 15, 2027 (the “Effective Date”).
The Repositioning
If shareholders approve the Management Contract Proposal, on the Effective Date, the fund’s name would change to “Putnam Mid Cap Fund,” and the fund would be repositioned from a large cap core fund to a mid cap core fund. Also on the Effective Date, the fund will revise its investment policy pursuant to Rule 35d‑1 under the Investment Company Act of 1940, as amended (the “80% investment policy”), from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The Investment Manager defines medium capitalization companies as companies of a size similar to those included in the Russell Midcap Index over the past six months. The repositioned fund will no longer focus on companies that the Investment Manager believes exhibit a commitment to financially material sustainable business practices. The changes to the fund’s investment strategies contemplated by the Repositioning will impact the risks of investing in the fund. The Proxy Statement (defined below) will contain additional information about the Repositioning. The Repositioning will not occur if shareholders do not approve the Management Contract Proposal.
The Management Contract Proposal
In addition to the Repositioning, the Investment Manager has recommended, and the Board of Trustees of the fund has approved, subject to shareholder approval, a proposed amended and restated management contract for your fund (the “New Management Contract”) that would eliminate the performance adjustment component of the fund’s management fee (the “Management Contract Proposal”). Under the fund’s current management contract, the fund pays, on a monthly basis, a base management fee plus or minus a performance adjustment. The base management fee is calculated by applying a rate to the fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of your fund and other open‑end mutual funds sponsored by the Investment Manager (including open‑end mutual funds managed by Franklin Advisers, Inc. that have been deemed to be sponsored by the Investment Manager for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets), and generally declines as the aggregate net assets increase.
The fund’s monthly base management fee is then adjusted upward or downward to reflect the strength or weakness of the fund’s performance compared to the returns of a performance index, which is the S&P 500 Index (the “performance index”), over the trailing 36 months. The fund’s management fees decline if the fund underperforms the performance index and rise if the fund outperforms. The proposed New Management Contract for the fund will eliminate the performance adjustment component of the fund’s management fee, but the base management fee calculation will remain unchanged. If the proposed New Management Contract is approved, there will be an eighteen-month transition period intended to prevent the fund from being charged higher management fees immediately following the adoption of the New Management Contract than would have been payable under the current management contract (the “Transition Period”). During the Transition Period, the fund’s management fee will be the lesser of (i) the fund’s current base management fee without the application of a performance adjustment and (ii) the fee that the fund would have paid under the current management contract after giving effect to any performance adjustment. Following the Transition Period, the removal of the performance adjustment component of the management fee could result in lower or higher management fees than would have been due under the current management contract, depending on the fund’s performance.